Stock Warrants Liability (Details) - Warrant [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock Warrants
Outstanding, beginning balance	20,549	20,549
Granted	52,695
Exercised	(73,244)
Expired/cancelled
Outstanding, ending balance		20,549	20,549
Weighted Average Exercise Price
Outstanding, at the beginning of year	$ 4.83	$ 4.83
Granted	4.27
Exercised	$ 4.43
Expired/cancelled
Outstanding, at the end of year		$ 4.83	$ 4.83
Weighted Average Remaining Contractual Life (in years)
Outstanding, beginning balance	0 years	8 years 2 months 12 days	8 years 10 months 24 days
Granted	10 years
Exercised	9 years 6 months
Outstanding, at the end of year	0 years	8 years 2 months 12 days	8 years 10 months 24 days
Weighted Average Fair Value
Outstanding, at the beginning of year	$ 5.95	$ 1.64
Granted	6.13
Exercised	$ 6.08
Expired/cancelled
Outstanding, at the end of year		$ 5.95	$ 1.64
Aggregate Intrinsic Value
Aggregate intrinsic value of preferred stock warrants	$ 0	$ 46,646